SPECIAL PURPOSE ENTITIES - Investment in Unconsolidated SPE (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Total equity method investments	$ 1,924	$ 744
Variable Interest Entity, Not Primary Beneficiary
Class of Warrant or Right [Line Items]
Total equity method investments	1,924	744
SPV II
Class of Warrant or Right [Line Items]
Total equity method investments	0	0
SPV III
Class of Warrant or Right [Line Items]
Total equity method investments	421	487
SPV IV
Class of Warrant or Right [Line Items]
Total equity method investments	291	257
COPEC
Class of Warrant or Right [Line Items]
Total equity method investments	$ 1,212	$ 0